UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

May 13, 2015 to June 12, 2015

Commission File Number of issuing entity: 333-189017-08

Citigroup Commercial Mortgage Trust 2015-GC29

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-189017

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

Goldman Sachs Mortgage Company

Rialto Mortgage Finance, LLC

FCRE REL, LLC

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

47-3737451

47-3720890

47-6961976

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
PEZ	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On June 12, 2015, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2015-GC29.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2015-GC29 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 17, 2015. The CIK number of the Depositor is 0001258361.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 17, 2015. The CIK number of CGMRC is 0001541001.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on May 15, 2015. The CIK number of GSMC is 0001541502.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 6, 2015. The CIK Number of Rialto is 0001592182.

FCRE REL, LLC (“FCRE”), one of the sponsors, expects to file its first Form ABS-15G under Rule 15Ga-1 on or before August 14, 2015. The CIK number of FCRE is 0001636352.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3.	Sales of Securities and Use of Proceeds.

None

Item 4.	Defaults Upon Senior Securities.

None

Item 5.	Submission of Matters to a Vote of Security Holders.

None

Item 6.	Significant Obligors of Pool Assets.

The portfolio of properties securing the Selig Office Portfolio mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Citigroup Commercial Mortgage Trust 2015-GC29 filed on April 15, 2015. With respect to the portfolio of properties securing the Selig Office Portfolio mortgage loan, there is no material update to the financial information required by Item 1112(b) of Regulation AB at this time.

Item 7.	Significant Enhancement Provider Information.

None

Item 8.	Other Information.

The mortgage loan secured by the mortgaged property identified on Annex A to the Prospectus Supplement for Citigroup Commercial Mortgage Trust 2015-GC29 filed on April 15, 2015 as 3 Columbus Circle (the “3 Columbus Circle Mortgage Loan”) is part of a loan combination (the “3 Columbus Circle Loan Combination”) comprised of the subject mortgage loan included in the issuing entity and four pari passu companion loans (each, a “3 Columbus Circle Companion Loan”) that are held outside the issuing entity, all of which are secured by the same mortgage or deed of trust encumbering the same mortgaged property. As of April 15, 2015 (the “Closing Date”), the 3 Columbus Circle Companion Loan, evidenced by the non-controlling promissory note A-4, was part of the mortgage pool backing the COMM 2015-CCRE22 Mortgage Trust, Commercial Mortgage Pass-Through Certificates (the “COMM 2015-CCRE22 Certificates”), and during the period from the Closing Date to May 15, 2015, the 3 Columbus Circle Loan Combination was serviced pursuant to the pooling and servicing agreement governing the issuance of the COMM 2015-CCRE22 Certificates, dated as of March 1, 2015 (the “COMM 2015-CCRE22 PSA”), between Deutsche Mortgage & Asset Receiving Corporation, as depositor, Wells Fargo Bank, National Association, as master servicer, LNR Partners, LLC, as general special servicer, Midland Loan Services, a Division of PNC Bank, National Association, as special servicer for the 3 Columbus Circle Loan Combination, Wilmington Trust, National Association, as trustee, Deutsche Bank Trust Company Americas, as certificate administrator, paying agent and custodian, and Park Bridge Lender Services LLC, as operating advisor.

On May 15, 2015, the 3 Columbus Circle Companion Loan evidenced by the controlling promissory note A-1, was included in the mortgage pool backing the COMM 2015-CCRE23 Mortgage Trust, Commercial Mortgage Pass-Through Certificates (the “COMM 2015-CCRE23 Certificates”), and from and after May 15, 2015, the 3 Columbus Circle Loan Combination has been (and is expected to continue to be) serviced pursuant to the pooling and servicing agreement governing the issuance of the COMM 2015-CCRE23 Certificates, dated as of May 1, 2015 (the “COMM 2015-CCRE23 PSA”), between Deutsche Mortgage & Asset Receiving Corporation, as depositor (the “COMM 2015-CCRE23 Depositor”), Midland Loan Services, a Division of PNC Bank, National Association, as master servicer (the “COMM 2015-CCRE23 Master Servicer”), CWCapital Asset Management LLC, as special servicer (the “COMM 2015-CCRE23 Special Servicer”), Wilmington Trust, National Association, as trustee (the “COMM 2015-CCRE23 Trustee”), Wells Fargo Bank, National Association, as certificate administrator, paying agent and custodian, and Pentalpha Surveillance LLC, as operating advisor. The COMM 2015-CCRE23 Master Servicer and the COMM 2015-CCRE23 Special Servicer are responsible for servicing the 3 Columbus Circle Loan Combination and administering the related mortgaged property, and the COMM 2015-CCRE23 Trustee is the mortgagee of record with respect to the 3 Columbus Circle Loan Combination.

The COMM 2015-CCRE23 PSA, in the form most recently filed with the SEC by the COMM 2015-CCRE23 Depositor, was filed as Exhibit 10.1 to the registrant’s Current Report on Form 8-K/A dated May 15, 2015, and filed by the registrant on June 1, 2015, and is incorporated by reference herein.

Item 9.	Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(10.1): Pooling and Servicing Agreement governing the issuance of the COMM 2015-CCRE23 certificates, dated as of May 1, 2015, between Deutsche Mortgage & Asset Receiving Corporation, as depositor,

Midland Loan Services, a Division of PNC Bank, National Association, as master servicer, CWCapital Asset Management LLC, as a special servicer, Pentalpha Surveillance LLC, as operating advisor, Wilmington Trust, National Association, as trustee, and Wells Fargo Bank, National Association, as certificate administrator, paying agent and custodian (filed as Exhibit 10.1 to the registrant’s Current Report on Form 8-K/A dated May 15, 2015, and filed by the registrant on June 1, 2015, and is incorporated by reference herein).

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2015-GC29, relating to the June 12, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Vice President

Date: June 25, 2015

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 10.1	Pooling and Servicing Agreement governing the issuance of the COMM 2015-CCRE23 certificates, dated as of May 1, 2015, between Deutsche Mortgage & Asset Receiving Corporation, as depositor, Midland Loan Services, a Division of PNC Bank, National Association, as master servicer, CWCapital Asset Management LLC, as a special servicer, Pentalpha Surveillance LLC, as operating advisor, Wilmington Trust, National Association, as trustee, and Wells Fargo Bank, National Association, as certificate administrator, paying agent and custodian (filed as Exhibit 10.1 to the registrant’s Current Report on Form 8-K/A dated May 15, 2015, and filed by the registrant on June 1, 2015, and is incorporated by reference herein).

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2015-GC29, relating to the June 12, 2015 distribution.